Acquisitions, Acquisition of GWAVA Inc. (Details) $ in Millions		Sep. 30, 2016 USD ($) Country Employee User Organisation Partner	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill			$ 26.8	$ 4,863.9
Consideration			89.0	6,530.9
Consideration satisfied by [Abstract]
Cash			89.0	16.7
Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			0.9	(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			$ 61.3	$ 4,157.7
GWAVA Inc. [Member]
Acquisition [Abstract]
Acquisition transaction costs		$ 1.5
Number of countries | Country		60
Number of customer organisations | Organisation		3,000
Number of business partners | Partner		1,000
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 5.3
Intangible assets - other		0.0
Property, plant and equipment		0.2
Trade and other receivables		3.0
Cash and cash equivalents		2.4
Trade and other payables		(1.4)
Short-term deferred income		(3.7)
Long-term deferred income		(0.8)
Deferred tax liabilities		(1.4)
Net (liabilities)/assets		3.6
Goodwill		12.8
Consideration		16.4
Consideration satisfied by [Abstract]
Cash		$ 16.4
GWAVA Inc. [Member] | Bottom of Range [Member]
Acquisition [Abstract]
Number of users | User		1,000,000
GWAVA Inc. [Member] | US, Canada and Germany [Member]
Acquisition [Abstract]
Number of employees | Employee		90
GWAVA Inc. [Member] | Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 0.0
Intangible assets - other		1.2
Property, plant and equipment		0.2
Trade and other receivables		3.0
Cash and cash equivalents		2.4
Trade and other payables		(1.4)
Short-term deferred income		(4.0)
Long-term deferred income		(0.8)
Deferred tax liabilities		0.0
Net (liabilities)/assets		0.6
GWAVA Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased	[1]	5.3
Intangible assets - other	[2]	(1.2)
Property, plant and equipment		0.0
Trade and other receivables		0.0
Cash and cash equivalents		0.0
Trade and other payables		0.0
Short-term deferred income	[3]	0.3
Long-term deferred income	[3]	0.0
Deferred tax liabilities	[4]	(1.4)
Net (liabilities)/assets		3.0
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		4.1
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		0.5
GWAVA Inc. [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 0.7

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;
[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.